MARKETABLE SECURITIES - Schedule of Fair Value of Marketable Securities by Type of Security (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 65,981	$ 30,537	$ 60,245
Gross Unrealized Holding Gains	0	18	86
Gross Unrealized Holding Losses	0	0	(18)
Fair Value	65,981	30,555	60,313
Level 1 | Cash and cash equivalents
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	65,981	6,695
Gross Unrealized Holding Gains	0	0
Gross Unrealized Holding Losses	0	0
Fair Value	$ 65,981	6,695
Level 1 | U.S. treasury securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		19,212	34,316
Gross Unrealized Holding Gains		17	54
Gross Unrealized Holding Losses		0	(15)
Fair Value		19,229	34,355
Level 1 | Money market funds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost			8,705
Gross Unrealized Holding Gains			0
Gross Unrealized Holding Losses			0
Fair Value			8,705
Level 2 | U.S. government agency securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		4,630	17,224
Gross Unrealized Holding Gains		1	32
Gross Unrealized Holding Losses		0	(3)
Fair Value		$ 4,631	$ 17,253